Rights of use of assets (Details Narrative) - 12 months ended Jun. 30, 2023 $ in Millions, $ in Millions	USD ($)	ARS ($)
Rights of use of assets
Depreciation charges	$ 166
General and administrative expenses		$ 18
Other Comprehensive Income		$ 10